SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 13, 2022	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Mar. 01, 2022	Feb. 01, 2022
Amount deposited in trust account		$ 492,136			$ 246,068	$ 246,068
Cash withdrawn from Trust Account in connection with redemption		148,079,821
Unrecognized tax benefits		0	$ 0	$ 0
Amount accrued for interest and penalties		0	0	$ 0
Cash, FDIC insured amount		250,000
Exclusion of shares in the calculation of diluted income (loss) per share				18,100,000
Offering costs		13,273,096
Offering costs charged to temporary equity and accreted to redemption value		12,605,837		$ 12,737,837
Offering costs allocated to warrant liability		$ 667,259	$ 667,259
Class A common stock
Sponsor loan amount per share of ordinary share upon extension of buisness combination period	$ 0.03
Class A Ordinary shares elected to redeem upon extension of business combination period		14,797,723
Cash withdrawn from Trust Account in connection with redemption		$ 148,079,821
Class A common stock | Warrants.
Exclusion of shares in the calculation of diluted income (loss) per share		18,100,000